FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Sep. 30, 2017
Fair Value Disclosures [Abstract]
Impairment of Oil and Natural Gas Properties	$ 4,252,539	$ 4,252,539	$ 3,316,212
Fair value of oil and gas properties	$ 0	$ 0